Commitments and Contingencies - Disclosure of Guarantees (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Other provisions, contingent liabilities and contingent assets [Abstract]
Contracts for capital expenditure	R 341	R 262
Share of joint operation's contracts for capital expenditure	32	106
Authorised by the directors but not contracted for	7,425	1,314
Total capital commitments	7,798	1,682
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	146	104
Total guarantees
Disclosure of contingent liabilities [line items]
Guarantees	960	622
Guarantees and suretyships1
Disclosure of contingent liabilities [line items]
Guarantees	481	143
Environmental guarantees
Disclosure of contingent liabilities [line items]
Guarantees	R 479	R 479